UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30*

Date of reporting period: August 31, 2016

*This Form N-Q pertains only to the following series of the Registrant: MFS Global Bond Fund. The remaining series of the Registrant have a fiscal year end other than November 30.

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2016

MFS® GLOBAL BOND FUND

PORTFOLIO OF INVESTMENTS

8/31/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 92.1%
Airlines - 0.1%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	550,000	$629,247

Asset-Backed & Securitized - 5.7%
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.658%, 3/15/2028 (n)		$2,247,000	$2,265,612
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.508%, 6/15/2028 (z)		1,646,000	1,648,639
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/2049		2,460,000	2,486,900
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 12/10/2046		431,414	431,379
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048		3,104,000	3,298,888
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		2,500,000	2,671,159
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		2,234,604	2,451,566
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.889%, 6/15/2039		130,000	130,809
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018 (z)		431,218	430,905
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)		588,290	587,091
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)		3,503,000	3,562,793
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/2039		1,250,000	1,263,096
Hyundai Auto Lease Securitization Trust, 2015-A, “A2”, 1%, 10/16/2017 (n)		226,726	226,699
John Deere Owner Trust , “A2”, 1.15%, 10/15/2018		2,175,000	2,174,431
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		3,108,537	3,363,572
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.927%, 6/15/2049		2,455,705	2,466,761
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027 (z)		3,473,850	3,462,700
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048		691,382	740,125
Morgan Stanley Capital I Trust, “AM”, FRN, 5.864%, 4/15/2049		2,458,000	2,349,726
Volvo Financial Equipment LLC, 2015-1A, “A2”, 0.95%, 11/15/2017 (n)		1,118,029	1,117,314
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,532,563	1,623,629

			$38,753,794
Automotive - 1.9%
Delphi Automotive PLC, 1.5%, 3/10/2025	EUR	650,000	$743,995
Delphi Automotive PLC, 4.25%, 1/15/2026		$1,056,000	1,145,672
Delphi Automotive PLC, 1.6%, 9/15/2028	EUR	420,000	467,931
FCA Capital Ireland PLC, 2%, 10/23/2019	EUR	1,600,000	1,871,798
Ferrari N.V., 1.5%, 3/16/2023	EUR	1,000,000	1,151,825
General Motors Co., 5.2%, 4/01/2045		$1,208,000	1,286,182
General Motors Financial Co., Inc., 3.1%, 1/15/2019		893,000	910,964
General Motors Financial Co., Inc., 3.45%, 4/10/2022		758,000	772,657
Lear Corp., 5.25%, 1/15/2025		1,971,000	2,128,680
RCI Banque S.A., 1.25%, 6/08/2022	EUR	500,000	583,864
Schaeffler Finance B.V., 3.25%, 5/15/2019	EUR	600,000	681,183
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/2049	EUR	600,000	697,422
Volkswagen International Finance N.V., 2.5% to 3/20/22, FRN to 12/29/2049	EUR	550,000	607,089

			$13,049,262
Biotechnology - 0.3%
Life Technologies Corp., 6%, 3/01/2020		$1,780,000	$1,993,248

Broadcasting - 1.0%
Discovery Communications, Inc., 1.9%, 3/19/2027	EUR	600,000	$646,943
Grupo Televisa S.A.B., 6.125%, 1/31/2046		$2,815,000	3,359,148
Omnicom Group, Inc., 3.65%, 11/01/2024		1,000,000	1,064,544
Omnicom Group, Inc., 3.6%, 4/15/2026		910,000	969,404
ProSiebenSat.1 Media SE, 2.625%, 4/15/2021	EUR	800,000	959,665

			$6,999,704

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$604,000	$629,287
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		993,000	1,088,076

			$1,717,363
Building - 0.7%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021		$1,527,000	$1,599,533
HeidelbergCement AG, 2.25%, 3/30/2023	EUR	930,000	1,113,107
Masco Corp., 4.45%, 4/01/2025		$355,000	378,963
Masco Corp., 4.375%, 4/01/2026		1,046,000	1,119,220
Owens Corning, 3.4%, 8/15/2026		816,000	814,777

			$5,025,600
Business Services - 1.3%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,278,000	$1,312,644
Equinix, Inc., 5.75%, 1/01/2025		741,000	792,870
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		1,605,000	1,719,008
Fidelity National Information Services, Inc., 5%, 10/15/2025		453,000	519,950
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,086,000	1,082,373
Fidelity National Information Services, Inc., 4.5%, 8/15/2046		534,000	544,702
MSCI, Inc., 5.75%, 8/15/2025 (n)		1,014,000	1,098,923
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)		1,630,000	1,739,081

			$8,809,551
Cable TV - 1.6%
Charter Operating/CCO Capital Corp., 6.384%, 10/23/2035 (n)		$2,111,000	$2,524,129
Comcast Corp., 2.75%, 3/01/2023		2,760,000	2,879,155
Comcast Corp., 4.65%, 7/15/2042		1,000,000	1,172,932
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		500,000	508,653
Shaw Communications, 5.65%, 10/01/2019	CAD	769,000	643,277
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)		$837,000	861,064
Sky PLC, 2.5%, 9/15/2026	EUR	1,300,000	1,614,980
Time Warner Cable, Inc., 5.75%, 6/02/2031	GBP	350,000	580,417
Time Warner Cable, Inc., 4.5%, 9/15/2042		$356,000	344,460

			$11,129,067
Chemicals - 0.5%
Huntsman International LLC, 5.125%, 4/15/2021	EUR	500,000	$599,554
International Flavors & Fragrances, Inc., 1.75%, 3/14/2024	EUR	740,000	889,431
LyondellBasell Industries N.V., 5.75%, 4/15/2024		$799,000	958,211
LyondellBasell Industries N.V., 4.625%, 2/26/2055		750,000	752,487

			$3,199,683
Computer Software - 0.1%
VeriSign, Inc., 4.625%, 5/01/2023		$710,000	$725,975

Computer Software - Systems - 0.2%
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	$663,945
Apple, Inc., 3.85%, 8/04/2046		$650,000	678,323

			$1,342,268
Conglomerates - 0.5%
General Electric Capital Corp., 3.1%, 1/09/2023		$638,000	$681,935
General Electric Co., 1.25%, 5/26/2023	EUR	325,000	385,694
Roper Industries, Inc., 1.85%, 11/15/2017		$2,000,000	2,010,614

			$3,078,243

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Consumer Products - 0.2%
Newell Rubbermaid, Inc., 3.85%, 4/01/2023		$866,000	$925,251
Newell Rubbermaid, Inc., 5.375%, 4/01/2036		340,000	406,073

			$1,331,324
Consumer Services - 0.5%
Priceline Group, Inc., 2.15%, 11/25/2022	EUR	380,000	$456,185
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	1,450,000	1,629,408
Service Corp. International, 5.375%, 5/15/2024		$1,007,000	1,080,008

			$3,165,601
Containers - 0.5%
Ball Corp., 5%, 3/15/2022		$566,000	$611,280
Ball Corp., 5.25%, 7/01/2025		455,000	492,538
Crown European Holdings S.A., 3.375%, 5/15/2025 (z)	EUR	1,000,000	1,181,262
Sealed Air Corp., 4.5%, 9/15/2023 (n)	EUR	625,000	776,911

			$3,061,991
Defense Electronics - 0.1%
BAE Systems, 4.125%, 6/08/2022	GBP	500,000	$753,355

Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$285,000	$290,230

Electronics - 0.4%
Flextronics International Ltd., 4.625%, 2/15/2020		$378,000	$397,002
NXP B.V./NXP Funding LLC, 4.625%, 6/01/2023 (n)		791,000	834,505
Tyco Electronics Group S.A., 1.1%, 3/01/2023	EUR	1,175,000	1,348,503

			$2,580,010
Emerging Market Quasi-Sovereign - 2.1%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$1,657,000	$1,729,898
Corporacion Financiera de Desarrollo S.A., 4.75%, 7/15/2025 (n)		3,108,000	3,406,213
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,740,000	2,044,848
Pertamina PT, 6%, 5/03/2042 (n)		3,055,000	3,364,047
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		2,985,000	3,347,081

			$13,892,087
Emerging Market Sovereign - 1.7%
Dominican Republic, 8.625%, 4/20/2027		$1,394,000	$1,690,225
Republic of Indonesia, 2.875%, 7/08/2021	EUR	550,000	659,510
Republic of Slovenia, 5.25%, 2/18/2024 (n)		$2,883,000	3,333,665
United Mexican States, 6.5%, 6/10/2021	MXN	105,200,000	5,801,546

			$11,484,946
Energy - Independent - 0.2%
Anadarko Petroleum Corp., 6.375%, 9/15/2017		$190,000	$198,755
Concho Resources, Inc., 6.5%, 1/15/2022		976,000	1,015,040

			$1,213,795
Energy - Integrated - 0.1%
TOTAL S.A., 2.625% to 2/26/25, FRN to 12/29/2049	EUR	600,000	$661,900

Entertainment - 0.4%
Carnival Corp., 1.875%, 12/15/2017		$1,106,000	$1,113,928
Carnival Corp., 1.875%, 11/07/2022	EUR	1,120,000	1,344,974

			$2,458,902

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Financial Institutions - 0.5%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020		$150,000	$158,981
GE Capital International Funding Co., 3.373%, 11/15/2025		1,657,000	1,810,950
Icahn Enterprises LP, 5.875%, 2/01/2022		1,589,000	1,483,729

			$3,453,660
Food & Beverages - 3.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	650,000	$758,013
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		$1,335,000	1,401,912
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		1,747,000	2,027,318
Coca-Cola Co., 0.75%, 3/09/2023	EUR	450,000	519,863
Coca-Cola Co., 1.125%, 3/09/2027	EUR	400,000	471,706
Coca-Cola Co., 1.1%, 9/02/2036	EUR	230,000	255,068
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030	EUR	575,000	682,478
Constellation Brands, Inc., 4.25%, 5/01/2023		$2,554,000	2,724,799
J.M. Smucker Co., 2.5%, 3/15/2020		1,182,000	1,211,922
J.M. Smucker Co., 4.375%, 3/15/2045		195,000	220,676
Kraft Foods Group, Inc., 2.25%, 6/05/2017		2,000,000	2,014,870
Kraft Heinz Foods Co., 3.5%, 7/15/2022		1,764,000	1,884,982
Kraft Heinz Foods Co., 5%, 7/15/2035		305,000	359,135
Mead Johnson Nutrition Co., 3%, 11/15/2020		960,000	1,002,433
PepsiCo, Inc., 2.15%, 10/14/2020		2,785,000	2,856,886
PepsiCo, Inc., 3.1%, 7/17/2022		1,888,000	2,008,267
PepsiCo, Inc., 0.875%, 7/18/2028	EUR	350,000	400,017
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)		$454,000	494,110
SYSCO Corp., 2.5%, 7/15/2021		2,198,000	2,253,045
Tyson Foods, Inc., 5.15%, 8/15/2044		750,000	910,478

			$24,457,978
Food & Drug Stores - 1.0%
CVS Health Corp., 3.375%, 8/12/2024		$1,500,000	$1,594,562
Walgreens Boots Alliance, Inc., 2.7%, 11/18/2019		2,669,000	2,755,694
Walgreens Boots Alliance, Inc., 2.875%, 11/20/2020	GBP	850,000	1,181,014
Walgreens Boots Alliance, Inc., 4.5%, 11/18/2034		$967,000	1,050,487

			$6,581,757
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 5.625%, 3/01/2021		$1,500,000	$1,691,489

Industrial - 0.2%
Grainger PLC, 5%, 12/16/2020	GBP	1,200,000	$1,682,758

Insurance - 1.1%
Allianz SE, 2.241% to 7/07/25, FRN to 7/07/2045	EUR	900,000	$1,000,151
American International Group, Inc., 4.875%, 6/01/2022		$561,000	628,579
American International Group, Inc., 1.5%, 6/08/2023	EUR	550,000	642,163
American International Group, Inc., 3.75%, 7/10/2025		$296,000	312,476
Aviva PLC, 3.375% to 12/04/25, FRN to 12/04/2045	EUR	720,000	789,795
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/2040	EUR	600,000	750,419
Delta Lloyd Levensverzek, FRN, 9%, 8/29/2042	EUR	750,000	1,003,905
Old Mutual PLC, 7.875%, 11/03/2025	GBP	950,000	1,437,215
Unum Group, 4%, 3/15/2024		$1,000,000	1,034,874

			$7,599,577

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Insurance - Health - 0.5%
Aetna, Inc., 2.8%, 6/15/2023		$1,038,000	$1,062,087
Aetna, Inc., 4.25%, 6/15/2036		778,000	809,430
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,554,000	1,621,271

			$3,492,788
Insurance - Property & Casualty - 1.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$738,000	$767,540
Berkshire Hathaway, Inc., 2.15%, 3/15/2028	EUR	830,000	1,033,341
Berkshire Hathaway, Inc., 1.625%, 3/16/2035	EUR	475,000	543,957
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		$318,000	327,271
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		740,000	779,460
CNA Financial Corp., 5.875%, 8/15/2020		1,000,000	1,132,725
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		1,149,000	1,244,544
Liberty Mutual Group, Inc., 2.75%, 5/04/2026 (z)	EUR	300,000	362,544
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)		$500,000	533,210
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		1,000,000	1,049,124
QBE Capital Funding IV LP, 7.5% to 5/24/21, FRN to 5/24/2041	GBP	450,000	670,702

			$8,444,418
International Market Quasi-Sovereign - 0.3%
Electricite de France S.A., 5.375% to 1/29/25, FRN to 1/29/2049	EUR	800,000	$923,106
Israel Electric Corp. Ltd., 5.625%, 6/21/2018 (n)		$769,000	813,602

			$1,736,708
International Market Sovereign - 33.2%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	12,493,000	$11,186,209
Commonwealth of Australia, 3.75%, 4/21/2037	AUD	1,700,000	1,548,956
Federal Republic of Germany, 2.5%, 7/04/2044	EUR	3,149,000	5,434,480
Federal Republic of Germany, 0.5%, 2/15/2026	EUR	2,800,000	3,316,477
Federal Republic of Germany, 6.25%, 1/04/2030	EUR	3,213,000	6,603,748
Government of Canada, 2.5%, 6/01/2024	CAD	7,235,000	6,203,486
Government of Canada, 5.75%, 6/01/2033	CAD	5,156,000	6,394,045
Government of Canada, 4%, 6/01/2041	CAD	1,129,000	1,272,850
Government of Japan, 1.8%, 3/20/2043	JPY	656,100,000	8,568,013
Government of Japan, 2.1%, 9/20/2024	JPY	22,600,000	258,129
Government of Japan, 0.4%, 9/20/2025	JPY	338,500,000	3,423,376
Government of Japan, 0.3%, 12/20/2025	JPY	51,500,000	516,274
Government of Japan, 2.2%, 9/20/2027	JPY	1,580,900,000	19,041,850
Government of Japan, 1.7%, 9/20/2032	JPY	171,000,000	2,056,727
Government of Japan, 1.5%, 3/20/2034	JPY	1,594,000,000	18,781,361
Government of Japan, 2.4%, 3/20/2037	JPY	806,600,000	10,946,809
Government of Japan, 2%, 3/20/2052	JPY	176,700,000	2,566,057
Government of New Zealand, 5.5%, 4/15/2023	NZD	12,973,000	11,471,660
Kingdom of Belgium, 4%, 3/28/2032	EUR	3,557,000	6,061,705
Kingdom of Denmark, 1.5%, 11/15/2023	DKK	10,168,000	1,707,995
Kingdom of Denmark, 1.75%, 11/15/2025	DKK	18,925,000	3,282,927
Kingdom of Norway, 3.75%, 5/25/2021	NOK	44,700,000	6,115,023
Kingdom of Spain, 5.4%, 1/31/2023	EUR	3,726,000	5,466,182
Kingdom of Spain, 5.15%, 10/31/2028	EUR	2,372,000	3,806,210
Kingdom of Sweden, 3.5%, 6/01/2022	SEK	12,430,000	1,778,662
Kingdom of the Netherlands, 5.5%, 1/15/2028	EUR	2,720,000	4,919,761
Republic of Austria, 1.75%, 10/20/2023	EUR	791,000	1,013,067
Republic of France, 6%, 10/25/2025	EUR	5,746,000	9,910,664
Republic of France, 4.75%, 4/25/2035	EUR	1,591,000	3,048,316
Republic of France, 4.5%, 4/25/2041	EUR	1,011,000	2,040,963

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Republic of Italy, 5.5%, 9/01/2022	EUR	13,345,000	$19,311,937
Republic of Italy, 3.75%, 3/01/2021	EUR	8,599,000	11,127,394
United Kingdom Treasury, 5%, 3/07/2018	GBP	735,000	1,036,597
United Kingdom Treasury, 8%, 6/07/2021	GBP	717,000	1,289,476
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	2,537,000	4,600,968
United Kingdom Treasury, 4.25%, 6/07/2032	GBP	2,800,000	5,425,964
United Kingdom Treasury, 4.25%, 3/07/2036	GBP	2,310,000	4,698,524
United Kingdom Treasury, 3.25%, 1/22/2044	GBP	2,320,000	4,452,873
United Kingdom Treasury, 3.75%, 7/22/2052	GBP	874,000	2,017,695
United Kingdom Treasury, 4%, 1/22/2060	GBP	398,000	1,048,122

			$223,751,532
Local Authorities - 0.1%
Province of Alberta, 1.25%, 6/01/2020	CAD	558,000	$427,380
Province of Manitoba, 4.15%, 6/03/2020	CAD	490,000	414,501

			$841,881
Major Banks - 3.7%
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)		$1,764,000	$1,770,509
ABN AMRO Bank N.V., 7.125%, 7/06/2022	EUR	400,000	578,899
Bank of America Corp., 2.625%, 4/19/2021		$658,000	670,518
Bank of America Corp., FRN, 1.448%, 12/31/2049		541,000	568,726
Bank of Ireland, 4.25% to 6/11/2019, FRN to 6/11/2024	EUR	1,650,000	1,840,989
Barclays Bank PLC, 6%, 1/14/2021	EUR	850,000	1,112,348
Barclays Bank PLC, 6.75% to 1/16/18, FRN to 1/16/2023	GBP	300,000	414,312
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	300,000	518,503
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 12/31/2049	EUR	700,000	920,386
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$534,000	584,351
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		648,000	659,899
Goldman Sachs Group, Inc., 4%, 3/03/2024		2,000,000	2,155,564
Huntington National Bank, 2.4%, 4/01/2020		540,000	546,868
JPMorgan Chase & Co., 4.25%, 10/15/2020		4,194,000	4,567,199
Morgan Stanley, 2.2%, 12/07/2018		709,000	717,386
Morgan Stanley, 2.5%, 4/21/2021		749,000	759,773
Morgan Stanley, 5.5%, 7/28/2021		484,000	554,888
Morgan Stanley, 3.95%, 4/23/2027		650,000	676,551
Nationwide Building Society, 0.5%, 10/29/2019	EUR	700,000	788,312
Nationwide Building Society, 1.25%, 3/03/2025	EUR	700,000	809,266
PNC Bank N.A., 2.6%, 7/21/2020		$2,435,000	2,513,979
Wells Fargo & Co., 4.1%, 6/03/2026		1,000,000	1,086,456

			$24,815,682
Medical & Health Technology & Services - 1.3%
Becton, Dickinson and Co., 3.734%, 12/15/2024		$1,000,000	$1,087,419
Becton, Dickinson and Co., 4.685%, 12/15/2044		258,000	299,539
Davita Healthcare Partners, Inc., 5%, 5/01/2025		682,000	691,207
Fresenius U.S. Finance II, Inc., 4.25%, 2/01/2021 (n)		1,186,000	1,260,125
HCA, Inc., 4.75%, 5/01/2023		1,301,000	1,361,171
HCA, Inc., 5.25%, 6/15/2026		638,000	681,863
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		300,000	311,750
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		1,026,000	1,128,087
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,323,000	1,356,139
Universal Health Services, Inc., 5%, 6/01/2026 (n)		893,000	924,255

			$9,101,555

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical Equipment - 0.5%
Medtronic, Inc., 3.5%, 3/15/2025		$1,900,000	$2,060,776
Zimmer Holdings, Inc., 4.25%, 8/15/2035		1,209,000	1,246,225

			$3,307,001
Metals & Mining - 0.8%
Barrick Gold Corp., 4.1%, 5/01/2023		$36,000	$38,755
Barrick North America Finance LLC, 5.7%, 5/30/2041		319,000	368,930
Barrick North America Finance LLC, 5.75%, 5/01/2043		1,035,000	1,218,642
Cameco Corp., 5.67%, 9/02/2019	CAD	775,000	639,561
Glencore Finance Europe, 6.5%, 2/27/2019	GBP	250,000	365,301
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,000,000	1,112,969
Kinross Gold Corp., 5.95%, 3/15/2024		$768,000	794,880
Southern Copper Corp., 5.25%, 11/08/2042		1,000,000	951,952

			$5,490,990
Midstream - 1.8%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$799,000	$846,321
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,960,000	2,025,072
Energy Transfer Equity LP, 7.5%, 10/15/2020		1,421,000	1,555,995
Energy Transfer Partners LP, 5.15%, 2/01/2043		750,000	695,607
Energy Transfer Partners LP, 5.15%, 3/15/2045		790,000	758,242
Enterprise Products Operating LLC, 1.65%, 5/07/2018		887,000	888,524
Enterprise Products Operating LLC, 3.9%, 2/15/2024		1,000,000	1,059,286
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044		1,400,000	1,415,015
Pembina Pipeline Corp., 4.81%, 3/25/2044	CAD	906,000	708,509
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023		$1,500,000	1,578,750
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025		129,000	136,418
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026 (n)		326,000	348,820

			$12,016,559
Mortgage-Backed - 5.8%
Fannie Mae, 3.99%, 7/01/2021		$549,038	$602,398
Fannie Mae, 4%, 9/01/2040 - 7/01/2043		441,809	474,169
Fannie Mae, 3.5%, 9/01/2045		2,686,623	2,831,193
Fannie Mae, 4.68%, 9/01/2019		200,000	216,902
Fannie Mae, 4.26%, 12/01/2019		180,060	194,606
Fannie Mae, 4.88%, 3/01/2020		475,763	504,415
Fannie Mae, 2.77%, 3/01/2022		367,164	385,891
Fannie Mae, 4%, 11/01/2040 - 2/01/2045		10,305,113	11,072,764
Fannie Mae, 4.5%, 2/01/2041 - 6/01/2044		7,920,917	8,664,923
Freddie Mac, 4%, 4/01/2044		159,595	170,688
Freddie Mac, 1.426%, 8/25/2017		405,021	405,569
Freddie Mac, 1.883%, 5/25/2019		2,440,000	2,473,529
Freddie Mac, 2.637%, 1/25/2023		2,595,000	2,726,940
Freddie Mac, 3.32%, 2/25/2023		12,000	13,108
Freddie Mac, 2.673%, 3/25/2026		2,389,000	2,506,754
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		3,230,766	3,542,877
Freddie Mac, 5%, 7/01/2041		2,230,840	2,490,374

			$39,277,100
Natural Gas - Distribution - 0.4%
Gas Natural Fenosa Finance B.V., 1.375%, 1/21/2025	EUR	800,000	$955,299
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		$1,600,000	1,664,000

			$2,619,299

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Network & Telecom - 1.6%
AT&T, Inc., 2.45%, 6/30/2020		$3,487,000	$3,559,345
AT&T, Inc., 4.75%, 5/15/2046		1,231,000	1,315,692
British Telecommunications PLC, 5.75%, 12/07/2028	GBP	400,000	754,392
Verizon Communications, Inc., 2.625%, 2/21/2020		$2,000,000	2,063,824
Verizon Communications, Inc., 4.5%, 9/15/2020		1,676,000	1,847,643
Verizon Communications, Inc., 6.55%, 9/15/2043		1,000,000	1,358,033

			$10,898,929
Oils - 0.1%
Valero Energy Corp., 4.9%, 3/15/2045		$653,000	$640,204

Other Banks & Diversified Financials - 1.7%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	1,350,000	$1,564,292
Banque Federative du Credit Mutuel S.A., 3%, 5/21/2024	EUR	500,000	617,480
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	701,590
Capital One Financial Corp., 2.35%, 8/17/2018		$2,361,000	2,393,355
Capital One Financial Corp., 3.2%, 2/05/2025		791,000	805,349
Citizens Bank N.A., 2.55%, 5/13/2021		569,000	579,474
Discover Financial Services, 3.95%, 11/06/2024		1,000,000	1,029,527
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 12/31/2049 (n)		1,156,000	1,466,906
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022	GBP	350,000	518,006
Intesa Sanpaolo S.p.A., 5.71%, 1/15/2026 (n)		$577,000	565,668
UniCredit S.p.A., 4.375% to 1/03/2022, FRN to 1/03/2027	EUR	1,200,000	1,333,197

			$11,574,844
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021		$524,000	$527,215

Pharmaceuticals - 2.3%
Actavis Funding SCS, 3.8%, 3/15/2025		$466,000	$492,368
Actavis Funding SCS, 4.85%, 6/15/2044		660,000	735,687
Actavis, Inc., 1.875%, 10/01/2017		1,000,000	1,004,498
Celgene Corp., 2.875%, 8/15/2020		3,201,000	3,324,216
Gilead Sciences, Inc., 2.35%, 2/01/2020		530,000	546,034
Gilead Sciences, Inc., 3.7%, 4/01/2024		1,000,000	1,083,646
Gilead Sciences, Inc., 4.75%, 3/01/2046		644,000	749,408
Johnson & Johnson, 2.05%, 3/01/2023		774,000	789,084
Johnson & Johnson, 1.15%, 11/20/2028	EUR	370,000	439,884
Mylan, Inc., 2.6%, 6/24/2018		$2,000,000	2,029,044
Teva Pharmaceutical Finance Netherland B.V., 1.875%, 3/31/2027	EUR	1,000,000	1,174,087
Teva Pharmaceutical Industries Ltd., 2.8%, 7/21/2023		$1,346,000	1,353,256
Teva Pharmaceutical Industries Ltd., 3.15%, 10/01/2026		676,000	680,643
Teva Pharmaceutical Industries Ltd., 4.1%, 10/01/2046		272,000	277,675
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)		938,000	891,100

			$15,570,630
Real Estate - Apartment - 0.4%
ERP Operating LP, REIT, 4.625%, 12/15/2021		$598,000	$670,637
Grand City Properties S.A., 3.75% to 2/18/2022, FRN to 12/29/2049	EUR	500,000	566,788
Vonovia Finance B.V., 2.125%, 7/09/2022	EUR	650,000	795,830
Vonovia Finance B.V., 4.625% to 4/08/19, FRN to 4/08/2074	EUR	300,000	357,189

			$2,390,444
Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018		$1,000,000	$1,044,182

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Real Estate - Retail - 0.3%
Hammerson PLC, 2%, 7/01/2022	EUR	700,000	$819,703
Simon Property Group, Inc., REIT, 10.35%, 4/01/2019		$1,000,000	1,204,278

			$2,023,981
Restaurants - 0.2%
McDonald’s Corp., 4.875%, 12/09/2045		$1,030,000	$1,218,555

Retailers - 1.3%
Best Buy Co., Inc., 5.5%, 3/15/2021		$3,390,000	$3,762,900
Hanesbrands Finance, 3.5%, 6/15/2024 (z)	EUR	450,000	537,215
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		$1,300,000	1,358,500
Home Depot, Inc., 3.35%, 9/15/2025		2,338,000	2,562,701
L Brands, Inc., 6.875%, 11/01/2035		197,000	215,223

			$8,436,539
Specialty Chemicals - 0.3%
Akzo Nobel N.V., 1.75%, 11/07/2024	EUR	650,000	$802,943
Ecolab, Inc., 4.35%, 12/08/2021		$1,000,000	1,123,842
Ecolab, Inc., 2.625%, 7/08/2025	EUR	325,000	415,371

			$2,342,156
Specialty Stores - 0.1%
Rallye S.A., 4.25%, 3/11/2019	EUR	600,000	$672,282

Supermarkets - 0.4%
Casino Guichard Perrachon S.A., 2.33%, 2/07/2025	EUR	900,000	$1,013,226
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	776,000	682,672
METRO AG, 1.5%, 3/19/2025	EUR	800,000	950,302
Morrison (WM) Supermarkets, 3.5%, 7/27/2026	GBP	250,000	348,515

			$2,994,715
Supranational - 0.2%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	620,000	$480,531
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	590,000	512,046
International Finance Corp., 3.25%, 7/22/2019	AUD	855,000	667,438

			$1,660,015
Telecommunications - Wireless - 1.7%
America Movil S.A.B. de C.V., 4.75%, 6/28/2022	EUR	750,000	$1,040,748
America Movil S.A.B. de C.V., 1.5%, 3/10/2024	EUR	560,000	662,131
American Tower Corp., REIT, 5%, 2/15/2024		$1,500,000	1,715,454
Cellnex Telecom S.A.U., 3.125%, 7/27/2022	EUR	700,000	849,136
Crown Castle International Corp., 5.25%, 1/15/2023		$1,400,000	1,598,632
Crown Castle International Corp., 3.7%, 6/15/2026		508,000	532,941
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,563,000	1,645,839
T-Mobile USA, Inc., 6.25%, 4/01/2021		1,546,000	1,613,638
T-Mobile USA, Inc., 6%, 4/15/2024		1,194,000	1,271,610
Wind Acquisition Finance S.A., 4%, 7/15/2020	EUR	450,000	509,482

			$11,439,611
Telephone Services - 0.3%
TDC A.S., 3.5% to 2/26/21, FRN to 2/26/3015	EUR	1,200,000	$1,291,530
TELUS Corp., 5.05%, 7/23/2020	CAD	785,000	667,585

			$1,959,115

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Tobacco - 0.5%
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)		$1,341,000	$1,468,922
Philip Morris International, Inc., 4.875%, 11/15/2043		750,000	917,383
Reynolds American, Inc., 3.25%, 6/12/2020		249,000	261,804
Reynolds American, Inc., 4%, 6/12/2022		391,000	428,498
Reynolds American, Inc., 4.45%, 6/12/2025		292,000	327,748

			$3,404,355
Transportation - Services - 0.3%
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)		$153,000	$165,527
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	275,000	541,864
Stagecoach Group PLC, 4%, 9/29/2025	GBP	900,000	1,348,565

			$2,055,956
U.S. Government Agencies and Equivalents - 0.1%
Small Business Administration, 2.22%, 3/01/2033		$849,266	$861,666

U.S. Treasury Obligations - 1.5%
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		$2,328,000	$3,359,686
U.S. Treasury Bonds, 3.625%, 2/15/2044 (f)		5,399,000	7,015,115

			$10,374,801
Utilities - Electric Power - 1.7%
Dominion Resources, Inc., 2.5%, 12/01/2019		$1,000,000	$1,021,215
E.On International Finance, 6.375%, 6/07/2032	GBP	300,000	603,453
EDP Finance B.V., 4.9%, 10/01/2019 (n)		$600,000	640,002
Emera U.S. Finance LP, 2.7%, 6/15/2021 (n)		321,000	328,369
Emera U.S. Finance LP, 3.55%, 6/15/2026 (n)		367,000	386,577
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		1,000,000	1,167,500
Enel S.p.A., 6.625% to 9/15/2021, FRN to 9/15/2076	GBP	390,000	560,653
Engie Energia Chile S.A., 4.5%, 1/29/2025 (n)		$1,920,000	2,040,123
PPL Capital Funding, Inc., 3.1%, 5/15/2026		1,244,000	1,267,518
PPL Capital Funding, Inc., 5%, 3/15/2044		750,000	859,461
Southern Co., 2.95%, 7/01/2023		735,000	759,397
Southern Co., 4.4%, 7/01/2046		1,110,000	1,222,845
Southern Electric Power Distribution PLC, 4.625%, 2/20/2037	GBP	300,000	557,342

			$11,414,455
Total Bonds			$621,214,528

Floating Rate Loans (g)(r) - 0.6%
Automotive - 0.2%
Allison Transmission, Inc., Term Loan B3, 3.5%, 8/23/2019		$1,165,061	$1,167,312

Containers - 0.2%
Berry Plastics Group, Inc., Term Loan G, 3.5%, 1/06/2021		$1,168,048	$1,167,318

Gaming & Lodging - 0.0%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/26/2020		$276,461	$277,037

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		$1,165,076	$1,167,746
Total Floating Rate Loans			$3,779,413

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Money Market Funds - 6.3%
MFS Institutional Money Market Portfolio, 0.38% (v)	42,503,799	$42,503,799
Total Investments		$667,497,740

Other Assets, Less Liabilities - 1.0%		6,923,426
Net Assets - 100.0%		$674,421,166

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $54,692,863, representing 8.1% of net assets.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FRN, 1.508%, 6/15/2028	6/14/16	$1,646,000	$1,648,639
Crown European Holdings S.A., 3.375%, 5/15/2025	4/28/15	1,097,350	1,181,262
Enterprise Fleet Financing LLC, 0.91%, 9/20/2018	2/04/16	430,899	430,905
Hanesbrands Finance, 3.5%, 6/15/2024	5/19/16	503,865	537,215
Liberty Mutual Group, Inc., 2.75%, 5/04/2026	4/26/16	336,246	362,544
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.21%, 10/15/2027	7/27/16	3,456,596	3,462,700
Total Restricted Securities			$7,623,265
% of Net assets			1.1%

The following abbreviations are used in this report and are defined:

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi (Offshore)
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Sheqel
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar

Portfolio of Investments (unaudited) – continued

PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 8/31/16

Forward Foreign Currency Exchange Contracts at 8/31/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Westpac Banking Corp.	7,822,495	9/30/16	$5,951,707	$5,874,697	$77,010
SELL	CAD	JPMorgan Chase Bank N.A.	8,646,000	9/30/16	6,678,449	6,593,963	84,486
SELL	CAD	Merrill Lynch International	1,713,181	9/30/16	1,315,625	1,306,575	9,050
BUY	CHF	UBS AG	4,774,000	9/30/16	4,854,290	4,862,470	8,180
SELL	CNH	JPMorgan Chase Bank N.A.	42,649,000	4/26/17	6,403,273	6,301,466	101,807
BUY	CZK	Goldman Sachs International	14,293,000	9/30/16	586,943	590,520	3,577
BUY	EUR	Deutsche Bank AG	823,706	9/30/16	907,734	919,958	12,224
BUY	EUR	Goldman Sachs International	14,495,429	9/30/16	16,132,228	16,189,245	57,017
BUY	EUR	JPMorgan Chase Bank N.A.	687,057	9/30/16	762,204	767,341	5,137
SELL	EUR	JPMorgan Chase Bank N.A.	456,000	9/30/16	514,850	509,284	5,566
BUY	GBP	UBS AG	1,327,000	9/30/16	1,737,939	1,743,795	5,856
SELL	GBP	BNP Paribas S.A.	829,000	9/30/16	1,104,717	1,089,379	15,338
SELL	GBP	Brown Brothers Harriman	1,306,000	9/30/16	1,740,441	1,716,200	24,241
SELL	GBP	Deutsche Bank AG	2,187,000	9/30/16	2,913,743	2,873,911	39,832
SELL	GBP	Goldman Sachs International	915,690	9/30/16	1,218,563	1,203,298	15,265
SELL	GBP	JPMorgan Chase Bank N.A.	780,000	9/30/16	1,029,823	1,024,989	4,834
SELL	GBP	Merrill Lynch International	1,662,614	9/30/16	2,208,367	2,184,822	23,545
BUY	ILS	Deutsche Bank AG	3,267,000	9/30/16	849,052	865,364	16,312
BUY	JPY	Goldman Sachs International	5,875,203,944	9/30/16	56,164,854	56,858,773	693,919
BUY	KRW	Barclays Bank PLC	8,929,623,000	9/22/16	7,811,760	8,007,863	196,103
BUY	KRW	Deutsche Bank AG	132,947,000	9/22/16	116,401	119,224	2,823
SELL	MXN	JPMorgan Chase Bank N.A.	72,298,563	9/30/16	3,923,789	3,833,965	89,824
SELL	NZD	Westpac Banking Corp.	14,411,617	9/30/16	10,496,225	10,444,502	51,723
BUY	PLN	JPMorgan Chase Bank N.A.	5,021,000	9/30/16	1,262,081	1,283,901	21,820
BUY	THB	JPMorgan Chase Bank N.A.	64,882,000	9/22/16	1,850,995	1,873,012	22,017

							$1,587,506

Liability Derivatives
BUY	CAD	JPMorgan Chase Bank N.A.	642,000	9/30/16	$500,019	$489,627	$(10,392)
SELL	DKK	Goldman Sachs International	22,676,203	9/30/16	3,386,836	3,403,150	(16,314)
BUY	EUR	Deutsche Bank AG	613,000	9/30/16	692,480	684,630	(7,850)
BUY	EUR	Goldman Sachs International	6,092,000	9/30/16	6,822,157	6,803,861	(18,296)
BUY	EUR	Morgan Stanley Capital Services, Inc.	192,623	9/30/16	215,543	215,131	(412)
SELL	EUR	Brown Brothers Harriman	3,567,885	9/30/16	3,963,318	3,984,799	(21,481)
SELL	EUR	Goldman Sachs International	850,026	9/30/16	942,047	949,353	(7,306)
SELL	EUR	JPMorgan Chase Bank N.A.	134,455	9/30/16	149,949	150,167	(218)
BUY	GBP	UBS AG	5,161,000	9/30/16	6,849,473	6,782,010	(67,463)
SELL	GBP	Deutsche Bank AG	534,000	9/30/16	699,030	701,723	(2,693)
SELL	GBP	Goldman Sachs International	4,167,615	9/30/16	5,424,098	5,476,615	(52,517)
BUY	JPY	Deutsche Bank AG	136,000,000	9/30/16	1,329,939	1,316,174	(13,765)
BUY	JPY	Goldman Sachs International	429,365,320	9/30/16	4,255,811	4,155,292	(100,519)
SELL	JPY	Deutsche Bank AG	581,581,410	9/30/16	5,561,629	5,628,401	(66,772)
BUY	MYR	Barclays Bank PLC	8,228,000	10/11/16	2,039,966	2,024,475	(15,491)
SELL	NOK	Deutsche Bank AG	46,013,570	9/30/16	5,465,440	5,522,332	(56,892)
BUY	SEK	Goldman Sachs International	8,798,926	9/30/16	1,036,222	1,029,304	(6,918)
BUY	SEK	JPMorgan Chase Bank N.A.	57,639,000	9/30/16	6,762,918	6,742,645	(20,273)
BUY	SGD	Goldman Sachs International	1,772,000	9/30/16	1,316,469	1,300,510	(15,959)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 8/31/16 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	TRY	Barclays Bank PLC	2,694,000	9/30/16	$912,076	$905,143	$(6,933)
BUY	ZAR	Barclays Bank PLC	15,132,000	9/30/16	1,041,411	1,023,433	(17,978)

							$(526,442)

Futures Contracts at 8/31/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro Bund 10 yr (Long)	EUR	14	$2,613,856	September - 2016	$54,469
U.S. Treasury Note 10 yr (Short)	USD	210	27,493,594	December - 2016	68,177

					$122,646

Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra 10 yr (Short)	USD	85	$12,271,875	December - 2016	$(9,605)

At August 31, 2016, the fund had liquid securities with an aggregate value of $534,708 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At August 31, 2016, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$11,236,467	$—	$11,236,467
Non-U.S. Sovereign Debt	—	252,525,288	—	252,525,288
U.S. Corporate Bonds	—	196,161,659	—	196,161,659
Residential Mortgage-Backed Securities	—	39,277,100	—	39,277,100
Commercial Mortgage-Backed Securities	—	23,277,610	—	23,277,610
Asset-Backed Securities (including CDOs)	—	15,476,184	—	15,476,184
Foreign Bonds	—	83,260,220	—	83,260,220
Floating Rate Loans	—	3,779,413	—	3,779,413
Mutual Funds	42,503,799	—	—	42,503,799
Total Investments	$42,503,799	$624,993,941	$—	$667,497,740

Other Financial Instruments
Futures Contracts	$113,041	$—	$—	$113,041
Forward Foreign Currency Exchange Contracts	—	1,061,064	—	1,061,064

For further information regarding security characteristics, see the Portfolio of Investments.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$648,314,112
Gross unrealized appreciation	29,092,260
Gross unrealized depreciation	(9,908,632)
Net unrealized appreciation (depreciation)	$19,183,628

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	58,326,169	180,971,352	(196,793,722)	42,503,799

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$204,401	$42,503,799

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of August 31, 2016, are as follows:

United States	49.2%
Japan	9.9%
United Kingdom	6.0%
Italy	6.0%
Germany	4.1%
France	3.7%
Canada	3.2%
Australia	2.1%
Mexico	1.8%
Other Countries	14.0%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST X

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: October 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: October 17, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2016

*	Print name and title of each signing officer under his or her signature.